Equity share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2025
Equity share capital and share premium
Schedule of equity share capital and share premium

	Ordinary Shares		9% Cumulative Preferred Shares		Share capital	Share premium
	No. of shares ('m)	$'m	No. of shares ('m)	$'m	$'m	$'m
At December 31, 2024	597.7	7	56.3	260	267	5,989
Redemption and cancelation of Preferred Shares	–	–	(56.3)	(260)	(260)	–
At December 31, 2025	597.7	7	–	–	7	5,989